Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Intangible Assets

	As of December 31,
	2016	2017
	NT$	NT$
License Fee	31,460	18,443
Software	144,402	100,825

	175,862	119,268

B.	Movement from period beginning to period end

(a)	From January 1, 2015 to December 31, 2015

i. Cost
Item	Balance at January 1	Additions	Disposals	Exchange differences, net	Balance at December 31
	NT$	NT$	NT$	NT$	NT$
License Fee	608,138	—	(495,890)	—	112,248
Software	174,858	112,692	(84,826)	(410)	202,314

	782,996	112,692	(580,716)	(410)	314,562

ii. Accumulated amortization
Item	Balance at January 1	Additions	Disposals	Exchange differences, net	Balance at December 31
	NT$	NT$	NT$	NT$	NT$
License Fee	433,876	120,693	(495,890)	—	58,679
Software	99,950	48,111	(84,826)	(126)	63,109

	533,826	168,804	(580,716)	(126)	121,788

(b)	From January 1, 2016 to December 31, 2016

i. Cost
Item	Balance at January 1	Additions	Disposals	Exchange differences, net	Balance at December 31
	NT$	NT$	NT$	NT$	NT$
License Fee	112,248	—	(4,354)	—	107,894
Software	202,314	71,011	(32,320)	(1,818)	239,187

	314,562	71,011	(36,674)	(1,818)	347,081

ii. Accumulated amortization
Item	Balance at January 1	Additions	Disposals	Exchange differences, net	Balance at December 31
	NT$	NT$	NT$	NT$	NT$
License Fee	58,679	22,109	(4,354)	—	76,434
Software	63,109	64,616	(32,320)	(620)	94,785

	121,788	86,725	(36,674)	(620)	171,219

(c)	From January 1, 2017 to December 31, 2017

i. Cost
Item	Balance at January 1	Additions	Disposals	Exchange differences, net	Balance at December 31
	NT$	NT$	NT$	NT$	NT$
License Fee	107,894	—	(75,094)	—	32,800
Software	239,187	29,237	(23,689)	(427)	244,308

	347,081	29,237	(98,783)	(427)	277,108

ii. Accumulated amortization
Item	Balance at January 1	Additions	Disposals	Exchange differences, net	Balance at December 31
	NT$	NT$	NT$	NT$	NT$
License Fee	76,434	13,017	(75,094)	—	14,357
Software	94,785	72,531	(23,689)	(144)	143,483

	171,219	85,548	(98,783)	(144)	157,840